UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small-Mid Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

	Shares	Value
Common Stocks—93.4%
Consumer Discretionary—14.3%
Automobiles—0.5%
Ferrari NV	486,310	$42,086,691
Hotels, Restaurants & Leisure—1.6%
J.D. Wetherspoon plc	2,354,630	31,244,323
OPAP SA	2,800,583	31,164,369
SSP Group plc	10,915,369	68,566,116
		130,974,808
Household Durables—1.8%
Cairn Homes plc[1]	22,981,530	41,059,278
De’ Longhi SpA	1,895,149	63,074,560
SEB SA	269,330	47,282,890
		151,416,728
Internet & Catalog Retail—6.2%
ASKUL Corp.	2,312,841	67,903,420
ASOS plc[1]	521,896	43,305,917
boohoo.com plc[1]	27,319,940	74,020,652
Ocado Group plc[1,2]	31,732,400	128,786,153
Qliro Group AB1,2	7,836,819	14,547,600
Rakuten, Inc.	5,183,600	63,025,777
Start Today Co. Ltd.	1,668,674	41,671,185
Yoox Net-A-Porter Group SpA[1]	1,146,667	32,061,277
Zalando SE1,3	990,167	47,305,229
		512,627,210
Media—0.3%
Lifull Co. Ltd.	3,448,100	22,001,085
Multiline Retail—1.3%
B&M European Value Retail SA	15,556,950	73,032,737
Seria Co. Ltd.	645,200	31,270,773
		104,303,510
Specialty Retail—1.6%
Esprit Holdings Ltd.[1]	33,325,667	23,347,746
SuperGroup plc	3,837,440	76,728,960
XXL ASA[3]	3,055,077	33,012,030
		133,088,736
Textiles, Apparel & Luxury Goods—1.0%
Asics Corp.	1,873,200	31,427,115
Salvatore Ferragamo SpA	1,817,199	50,771,693
		82,198,808
Consumer Staples—8.5%
Beverages—3.4%
Britvic plc	7,947,690	71,703,842

	Shares	Value
Beverages (Continued)
Carlsberg AS, Cl. B	380,465	$41,469,664
Davide Campari-Milano SpA	11,441,184	80,040,134
Treasury Wine Estates Ltd.	8,687,907	83,941,059
		277,154,699
Food & Staples Retailing—1.9%
Ain Holdings, Inc.	1,163,400	93,635,612
Booker Group plc	23,551,520	60,548,896
		154,184,508
Food Products—2.8%
Ariake Japan Co. Ltd.	1,553,200	111,385,195
Aryzta AG1	1,731,080	54,660,584
Greencore Group plc	10,015,290	31,168,443
Morinaga & Co. Ltd.	559,800	33,432,901
Pescanova SA1	138,481	1,556
		230,648,679
Household Products—0.4%
Rohto Pharmaceutical Co. Ltd.	1,698,333	35,366,156
Financials—8.7%
Capital Markets—1.0%
3i Group plc	7,232,128	83,482,188
Commercial Banks—2.2%
Bank of Ireland[1]	276,655,496	74,924,935
Bankinter SA	5,494,677	50,605,756
Metro Bank plc[1]	1,103,380	52,610,094
		178,140,785
Consumer Finance—0.6%
Shriram Transport Finance Co. Ltd.	2,849,894	45,031,954
Insurance—3.6%
Baloise Holding AG	396,115	60,698,387
Euler Hermes Group	406,790	42,795,847
Grupo Catalana Occidente SA	2,192,719	91,009,741
Helvetia Holding AG	113,126	65,462,953
St James’s Place plc	2,379,068	35,994,560
		295,961,488
Real Estate Investment Trusts (REITs)—0.7%
Hibernia REIT plc[2]	38,486,294	60,099,472
Real Estate Management & Development—0.6%
DLF Ltd.[1]	8,683,954	24,165,244

1      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Management & Development (Continued)
Oberoi Realty Ltd.[1]	4,829,461	$28,249,202
		52,414,446
Health Care—23.9%
Biotechnology—4.7%
Abcam plc	6,824,320	86,093,947
Ablynx NV1	1,186,009	14,903,203
Aduro Biotech, Inc.[1]	664,350	6,643,500
Advanced Accelerator Applications SA, ADR[1]	1,218,962	46,052,384
Amarin Corp. plc, ADR[1]	6,475,720	19,038,617
Ascendis Pharma AS, ADR[1]	294,810	7,031,218
BeiGene Ltd., ADR[1]	709,190	26,062,733
FibroGen, Inc.[1]	351,750	9,251,025
Galapagos NV1	491,865	40,910,827
Genmab AS1	218,000	46,579,382
Neurocrine Biosciences, Inc.[1]	574,160	24,958,735
Ovid therapeutics, Inc.[1]	421,080	5,368,770
Prothena Corp. plc[1]	166,170	8,476,332
Repligen Corp.[1]	1,130,680	44,367,883
		385,738,556
Health Care Equipment & Supplies—7.4%
Ambu AS, Cl. B	1,480,866	99,562,911
BioMerieux	332,480	70,033,629
Carl Zeiss Meditec AG	2,518,687	130,353,374
DBV Technologies SA1	754,989	50,354,314
Elekta AB, Cl. B	7,970,031	79,834,681
Mazor Robotics Ltd., Sponsored ADR[1]	907,090	37,562,597
Ossur HF	20,902,163	97,760,857
STRATEC Biomedical AG2	684,124	48,058,284
		613,520,647
Health Care Providers & Services—0.8%
ConvaTec Group plc[1,3]	15,088,000	62,257,687
Life Sciences Tools & Services—5.0%
Bio-Techne Corp.	150,660	16,885,973
Bruker Corp.	1,788,880	48,675,425

	Shares	Value
Life Sciences Tools & Services (Continued)
Genfit[1]	449,840	$15,170,133
Lonza Group AG1	1,076,482	223,040,259
MorphoSys AG1	334,104	24,487,555
Tecan Group AG	448,416	84,763,982
		413,023,327
Pharmaceuticals—6.0%
Faes Farma SA	3,986,850	13,944,369
H. Lundbeck AS	2,500,755	133,628,130
Ipsen SA	495,670	62,511,835
KYORIN Holdings, Inc.	769,500	15,865,943
Kyowa Hakko Kirin Co. Ltd.	3,176,800	54,383,117
Medicines Co. (The)[1]	694,030	27,601,573
Neuroderm Ltd.[1]	283,102	6,751,983
Nippon Shinyaku Co. Ltd.	1,369,000	79,904,049
Santen Pharmaceutical Co. Ltd.	2,194,600	30,245,358
UCB SA	918,608	64,723,590
Vectura Group plc[1]	5,836,337	8,852,785
		498,412,732
Industrials—16.0%
Aerospace & Defense—1.1%
CAE, Inc.	5,394,884	87,142,443
Air Freight & Couriers—1.0%
Panalpina Welttransport Holding AG	587,297	80,592,816
Building Products—1.8%
Belimo Holding AG	12,149	48,162,918
LIXIL Group Corp.	4,099,000	99,723,125
		147,886,043
Commercial Services & Supplies—0.8%
Mitsubishi Pencil Co. Ltd.	1,086,100	62,707,259
Construction & Engineering—0.6%
Balfour Beatty plc	14,837,334	53,911,220
Machinery—6.0%
Burckhardt Compression Holding AG	115,059	36,049,051
Cargotec OYJ, Cl. B	386,346	23,020,679
Harmonic Drive Systems, Inc.	1,156,300	39,907,930
Hoshizaki Corp.	714,500	62,941,119

2      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

	Shares	Value
Machinery (Continued)
IMI plc	4,221,390	$68,235,832
Metso OYJ	1,423,598	48,521,991
Nabtesco Corp.	1,275,900	37,474,185
OSG Corp.	1,457,900	29,686,166
Spirax-Sarco Engineering plc	755,469	55,290,528
Trelleborg AB, Cl. B	2,188,275	51,463,993
Wartsila OYJ Abp	710,470	42,184,820
		494,776,294
Trading Companies & Distributors—3.6%
Brenntag AG	869,047	50,369,424
Bunzl plc	1,315,622	41,232,529
Cramo OYJ	2,164,550	63,182,614
Howden Joinery Group plc	10,242,880	59,793,963
IMCD Group NV	800,121	44,003,400
MonotaRO Co. Ltd.	1,149,900	38,771,965
		297,353,895
Transportation Infrastructure—1.1%
Flughafen Zurich AG	376,862	93,378,944
Information Technology—18.6%
Electronic Equipment, Instruments, & Components—4.2%
Azbil Corp.	1,075,400	39,204,858
Cognex Corp.	718,320	65,733,463
Electrocomponents plc	2,908,130	21,998,452
Renishaw plc	773,270	36,896,775
Topcon Corp.	3,298,800	60,319,574
Yaskawa Electric Corp.	2,995,700	59,699,274
Yokogawa Electric Corp.	3,508,400	60,915,481
		344,767,877
Internet Software & Services—3.6%
Gurunavi, Inc.	636,900	11,386,185
Infomart Corp.	3,149,900	23,695,729
Istyle, Inc.[2]	5,267,100	51,183,377
Moneysupermarket. com Group plc	15,011,032	67,429,059
XING AG2	380,318	102,045,177
ZPG plc[3]	8,658,040	41,700,281
		297,439,808
IT Services—3.8%
Altran Technologies SA	2,254,100	40,698,155
Fujitsu Ltd.	11,587,000	84,591,810

	Shares	Value
IT Services (Continued)
Obic Co. Ltd.	1,635,300	$95,057,689
SCSK Corp.	969,708	42,880,439
Tech Mahindra Ltd.	3,324,319	20,053,652
Wirecard AG	446,174	29,759,749
		313,041,494
Semiconductors & Semiconductor Equipment—1.8%
Disco Corp.	211,600	36,534,097
Imagination Technologies Group plc[1]	4,470,430	6,764,900
Mellanox Technologies Ltd.[1]	806,080	38,288,800
Rohm Co. Ltd.	847,800	68,129,532
		149,717,329
Software—4.7%
Globant SA1	897,985	35,165,092
Nemetschek SE1	1,093,705	85,504,599
Nice Ltd., Sponsored ADR	2,273,126	177,099,247
OBIC Business Consultants Co. Ltd.	1,081,200	54,797,577
SimCorp AS	579,742	36,033,949
		388,600,464
Technology Hardware, Storage & Peripherals—0.5%
BlackBerry Ltd.[1]	3,768,781	39,840,243
Materials—2.9%
Chemicals—2.9%
Koninklijke DSM NV	839,065	62,417,357
LANXESS AG	894,097	66,975,160
PI Industries Ltd.	2,091,156	26,543,759
Sika AG	4,969	32,039,536
Symrise AG	747,448	53,723,630
		241,699,442
Telecommunication Services—0.5%
Diversified Telecommunication Services—0.5%
VZ Holding AG	148,682	45,590,202
Total Common Stocks (Cost $5,609,301,085)		7,702,580,673
Preferred Stock—0.3%
Sartorius AG, Preference (Cost $3,802,002)	281,992	28,750,874

3      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—5.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.74%[2,4] (Cost $454,380,784)	`454,380,784	$454,380,784
Total Investments, at Value (Cost $6,067,483,871)	99.2%	8,185,712,331
Net Other Assets (Liabilities)	0.8	64,354,620

Net Assets	100.0%	$ 8,250,066,951

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2016	Gross Additions	Gross Reductions	Shares May 31, 2017
Hibernia REIT plc	38,486,294	—	—	38,486,294
Istyle, Inc.	5,267,100	—	—	5,267,100
Ocado Group plc	31,732,400	—	—	31,732,400
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	459,077,211	774,386,859	779,083,286	454,380,784
Qliro Group AB	7,836,819	—	—	7,836,819
STRATEC Biomedical AG	544,887	139,237	—	684,124
XING AG	380,318	—	—	380,318

			Value	Income
Hibernia REIT plc			$60,099,472	$244,784
Istyle, Inc.			51,183,377	—
Ocado Group plc			128,786,153	—
Oppenheimer Institutional Government Money Market
Fund, Cl. E			454,380,784	1,604,453
Qliro Group AB			14,547,600	—
STRATEC Biomedical AG			48,058,284	—
XING AG			102,045,177	926,973

Total			$859,100,847	$2,776,210

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $184,275,227 or 2.23% of the Fund’s net assets at period end.

4. Rate shown is the 7-day yield at period end.

4      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Japan	$1,812,825,338	22.1%
United Kingdom	1,295,749,377	15.8
Switzerland	824,439,633	10.1
United States	739,032,224	9.0
Germany	667,333,056	8.1
France	374,899,187	4.6
Denmark	364,305,254	4.4
Italy	268,034,355	3.3
Israel	259,702,626	3.2
Ireland	234,767,077	2.9
Finland	176,910,103	2.2
Spain	155,561,422	1.9
Sweden	145,846,274	1.8
India	144,043,812	1.8
Canada	126,982,686	1.5
Belgium	120,537,620	1.5
Netherlands	106,420,756	1.3
Iceland	97,760,857	1.2
Australia	83,941,059	1.0
Luxembourg	73,032,737	0.9
Norway	33,012,030	0.4
Greece	31,164,370	0.4
China	26,062,732	0.3
Hong Kong	23,347,746	0.3

Total	$8,185,712,331	100.0%

5      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS May 31, 2017 Unaudited

1. Organization

Oppenheimer International Small-Mid Company Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

6      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

7      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$—	$1,178,697,576	$—	$1,178,697,576
Consumer Staples	—	697,352,486	1,556	697,354,042
Financials	—	715,130,333	—	715,130,333
Health Care	334,728,748	1,638,224,201	—	1,972,952,949
Industrials	87,142,443	1,230,606,471	—	1,317,748,914
Information Technology	356,126,845	1,177,280,370	—	1,533,407,215
Materials	—	241,699,442	—	241,699,442
Telecommunication Services	—	45,590,202	—	45,590,202
Preferred Stock	—	28,750,874	—	28,750,874
Investment Company	454,380,784	—	—	454,380,784

Total Assets	$1,232,378,820	$6,953,331,955	$1,556	$8,185,712,331

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments

8      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

4. Investments and Risks (Continued) ‘

may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at

9      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is

10      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

6. Federal Taxes (Continued)

attributable to the tax deferral of losses.

Federal tax cost of securities	$6,070,287,795
Federal tax cost of other investments	445,490

Total federal tax cost	$6,070,733,285

Gross unrealized appreciation	$2,469,460,818
Gross unrealized depreciation	(354,246,888)

Net unrealized appreciation	$2,115,213,930

11      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small-Mid Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	7/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	7/14/2017